SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of presentation

The unaudited interim condensed consolidated financial statements include all normal and recurring adjustments considered necessary, in the opinion of management, for a fair presentation of the Company’s financial position as of June 30, 2024, the results of operation for the six-month periods ended June 30, 2024 and 2023 and cash flows for the six-month periods ended June 30, 2024 and 2023.

Interim results of operations are not necessarily indicative of the results expected for the full fiscal year or for any future period. These unaudited interim condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements as of and for the years ended December 31, 2023 and 2022, and related notes included in the Company’s audited financial statements.

(b) Consolidation

The unaudited interim condensed consolidated financial statements include the financial statements of the Company and its subsidiaries. All inter-company transactions, if any, and balances due to, due from, long-term investment subsidiary, and registered paid in capital have been eliminated upon consolidation.

(c) Use of estimates

The preparation of unaudited interim condensed consolidated financial statements in conformity with accounting principles generally accepted in the U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the unaudited interim condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The most significant estimates relate to allowance for expected credit losses, inventory valuation and fair value of financial instruments. Actual results could vary from the estimates and assumptions that were used.

(d) Risks and uncertainties

The main operations of the Company are located in Singapore. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in Singapore, as well as by the general state of the economy in Singapore. The Company’s results may be adversely affected by changes in the political, regulatory, and social conditions in Singapore. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, such experience may not be indicative of future results.

The Company’s business, financial condition, and results of operations may also be negatively impacted by risks related to natural disasters, extreme weather conditions, health epidemics, and other catastrophic incidents, which could significantly disrupt the Company’s operations.

(e) Foreign currency translation and transaction and convenience translation

The accompanying unaudited interim condensed consolidated financial statements are presented in the Singaporean dollars (“SGD”), which is the reporting currency of the Company. The functional currency of the Company and its subsidiary JEC International are the US$, respectively. JCS-Echigo, Hygieia, and Evoluxe use the Singaporean dollar as their functional currencies.

Assets and liabilities denominated in currencies other than the reporting currency are translated into the reporting currency at the rates of exchange prevailing at the balance sheet date. Translation gains and losses are recognized in the unaudited interim condensed consolidated statements of income and comprehensive income as other comprehensive income or loss. Transactions in currencies other than the reporting currency are measured and recorded in the reporting currency at the exchange rate prevailing on the transaction date. The cumulative gain or loss from foreign currency transactions is reflected in the unaudited interim condensed consolidated statements of income and comprehensive income as other income (other expenses).

The value of foreign currencies, including the US Dollar, may fluctuate against the Singaporean Dollar. Any significant variations of the aforementioned currencies relative to the Singaporean Dollar may materially affect the Company’s financial condition in terms of reporting in SGD. The following table outlines the currency exchange rates that were used in preparing the accompanying unaudited interim condensed consolidated financial statements:

	December 31, 2023	June 30, 2024
SGD to USD Year End/Period	0.7580	0.7379
SGD to USD Average Rate	0.7447	0.7425

Translations of the unaudited interim condensed consolidated balance sheets, unaudited interim condensed consolidated statements of comprehensive loss, and unaudited interim condensed consolidated statements of cash flows from SGD into US$ as of and for the year ended June 30, 2024 are solely for the convenience of the reader and were calculated at the rate of US$0.7379 = SGD1, as set forth in the statistical release of the Federal Reserve System on June 28, 2024.

(f) Fair Value Measurement

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact, and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

●	Level 1 applies to assets or liabilities for which there are quoted prices, in active markets, for identical assets or liabilities.

●	Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

●	Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Cash and cash equivalents, accounts receivable, other current assets, financial instruments, bank loans, lease, accounts payable and accruals and other current liabilities are financial assets and liabilities. Cash and cash equivalents, accounts receivables, other current assets, accounts payable and accruals and other current liabilities are subject to fair value measurement; however, because of their being short-term in nature, management believes their carrying values approximate their fair value. Financial instruments are fair value financial assets that are marked to fair value and are accounted for as Level 3 under the above hierarchy. The Company accounts for bank loans and lease payables at amortized cost and has elected not to account for them under the fair value hierarchy.

(g) Related parties

We adopted ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions.

(h) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and the Company’s demand deposits placed with financial institutions that have original maturities of less than three months and that are unrestricted as to withdrawal and use.

(i) Restricted cash

Restricted cash are bank deposits that are pledged to the bank as security for outstanding loans and bank borrowings. The carrying amount for restricted cash was Nil as of December 31, 2023 and June 30, 2024, respectively.

(j) Accounts Receivable, net

Accounts receivable, net are stated at the original amount less an allowance for expected credit loss on such receivables. The allowance for expected credit loss is estimated based upon the Company’s assessment of various factors including historical experience, the age of the accounts receivable balances, current general economic conditions, future expectations, and customer specific quantitative and qualitative factors that may affect the Company’s customer’s ability to pay. An allowance is also made when there is objective evidence for the Company to reasonably estimate the amount of probable loss.

(k) Prepaid expenses and other current assets, net

Prepaid expenses and other current asset, net mainly represents advances made to suppliers and prepaid of operating expenses.

(l) Inventories

Inventories are measured at the lower of cost and net realizable value. The cost of inventories is based on the first-in, first-out principle, and includes expenditures incurred in acquiring the inventories, production or conversion costs, and other costs incurred in bringing them to their existing location and condition. In the case of manufactured inventories and work in progress, cost includes an appropriate share of production overhead based on normal operating capacity.

(m) Property, plant and equipment, net

Property, plant, and equipment are stated at cost less accumulated depreciation and impairment, if any, and depreciated on a straight-line basis over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use. Estimated useful lives are as follows:

Category	Estimated useful lives

Land use right	Over the lease term
Leasehold buildings	30 years
Plant and machinery	5 to 10 years
Equipment, furniture and fittings	1-5 years

Expenditures for repair and maintenance costs, which do not materially extend the useful lives of the assets, are charged to expenses as incurred, whereas expenditures for major renewals and betterment that substantially extend the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales, and disposals of assets are recorded by removing the costs, accumulated depreciation, and impairment with any resulting gain or loss recognized in the consolidated statements of income.

(n) Impairment of long-lived assets

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Company measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Company would recognize an impairment loss, which is the excess of the carrying amount over the fair value of the assets, using the expected future discounted cash flows. No impairment of long-lived assets was recognized as of December 31, 2023 and June 30, 2024.

(o) Contract liabilities

A contract liability is recognized when the customer pays non-refundable consideration before the Company recognizes the related revenue. A contract liability would also be recognized if the Company has an unconditional right to receive nonrefundable consideration before the Company recognizes the related revenue. In such cases, a corresponding receivable would also be recognized.

(p) Commitments and contingencies

In the normal course of business, the Company is subject to commitments and contingencies, including operating lease commitments, legal proceedings, and claims arising out of its business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss will occur and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments on liability for contingencies, including historical factors and the specific facts and circumstances of each matter.

(q) Treasury shares

Share repurchases are accounted for under ASC 505-30, which requires them be recorded and shown separately as a reduction to shareholders’ equity.

(r) Revenue recognition

In May 2014, the FASB issued Topic 606, “Revenue from Contracts with Customers.” This topic clarifies the principles for recognizing revenue and develops a common revenue standard for U.S. GAAP. Simultaneously, this topic supersedes the revenue recognition requirements in Topic 605, “Revenue Recognition,” and most industry-specific guidance throughout the Industry Topics of the Codification. The core principle of the guidance requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.

The Group currently generates its revenue from the following main sources:

Revenue from goods sold and services provided

Revenue from sales of goods and services in the ordinary course of business is recognized when the Group satisfies a performance obligation (‘‘PO’’) by transferring control of a promised good or service to the customer. The amount of revenue recognized is the amount of the transaction price allocated to the satisfied PO.

The transaction price is allocated to each PO in the contract on the basis of the relative stand-alone selling prices of the promised goods or services. The individual standalone selling price of a good or service that has not previously been sold on a stand-alone basis, or has a highly variable selling price, is determined based on the residual portion of the transaction price after allocating the transaction price to goods and/or services with observable stand-alone selling prices. A discount or variable consideration is allocated to one or more, but not all, of the performance obligations if it relates specifically to those performance obligations.

Transaction price is the amount of consideration in the contract to which the Group expects to be entitled in exchange for transferring the promised goods or services. The transaction price may be fixed or variable and is adjusted for the time value of money if the contract includes a significant financing component. Consideration payable to a customer is deducted from the transaction price if the Group does not receive a separate identifiable benefit from the customer. When consideration is variable, if applicable, the estimated amount is included in the transaction price to the extent that it is highly probable that a significant reversal of the cumulative revenue will not occur when the uncertainty associated with the variable consideration is resolved.

Revenue may be recognized at a point in time or over time following the timing of satisfaction of the PO. If a PO is satisfied over time, revenue is recognized based on the percentage of completion reflecting the progress towards complete satisfaction of that PO. Typically, for POs for products where the process is described as below, the PO is satisfied at a point in time. POs for services are more typically satisfied over time such as in contracts for sterilization and sanitation service where the Company delivers service daily over the course of a month and the Group will recognize revenue and charge the client on a monthly basis.

For sales of sterilization and cleaning systems, related cleaning equipment, equipment parts, and components, the Group typically receives purchase orders from its customers which will set forth the terms and conditions including the transaction price, products to be delivered, terms of delivery, and terms of payment. The terms serve as the basis for the performance obligations that the Group must fulfill in order to recognize revenue. The key performance obligation is the delivery of the finished product to the customer at its location, at which point title to that asset passes to the customer. The completion of this earning process is evidenced by a written customer acceptance indicating receipt of the product. The Group includes a warranty on its product for one year from the point of delivery and acceptance. The warranty is antecedent to the performance obligation set forth above; however, management develops an estimate of future warranty costs and accrues that amount to cost of sales in the period that revenue is recognized to the Group’s consolidated statements of income and the corresponding amount to the warrant liabilities on the Group’s consolidated balance sheets. Details on the changes in the warranty liabilities can be found in Note 11 below. Typical payment terms set forth in the purchase order range from 30 to 90 days from the date of delivery. The amount of revenue recognized from contract liabilities to the Company’s result of operations can be found in Note 12 below.

Revenue from rental of dishware washing machines

In accordance with ASC 842, “Lease Topics,” the Group accounts for the rental of dishware washing machines as direct finance leases where lease income from the prospective lessee is recognized to the Group’s statement of income on a straight-line basis over the term of the lease once management has determined that the lease payments are reasonably expected to be collected. The performance obligation under these leasing arrangements is to deliver the unit to the customer at its location and ensure that the equipment is ready for use, and to ensure that the equipment is available for use over the life of the lease contract.

(s) Cost of revenue

Cost of revenue mainly consists of raw material costs, labor costs, sub-contracting costs, and production overhead.

(t) Selling and marketing expenses

Selling expenses mainly consists of promotion and marketing expenses and transportation expenses. The Company does not carry any capitalized contract acquisition costs that would be amortized to its results of operations over time, and potential expenses related to customer and contract acquisition costs, if any, are accounted for as periodic costs.

(u) General and administrative expenses

General and administrative expenses mainly consist of staff cost, depreciation, office supplies and upkeep expenses, travel and entertainment, legal and professional fees, property and related expenses, and other miscellaneous administrative expenses.

(v) Operating leases

The Company adopted ASC 842 on January 1, 2019. The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, operating lease liability, and operating lease liability, non-current in the Company’s consolidated balance sheets. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. As the Company’s leases do not provide an implicit rate, the Company used an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The Company has elected to adopt the following lease policies in conjunction with the adoption of ASU 2016-02: (i) for leases that have lease terms of 12 months or less and does not include a purchase option that is reasonably certain to exercise, the Company elected not to apply ASC 842 recognition requirements; and (ii) the Company elected to apply the package of practical expedients for existing arrangements entered into prior to January 1, 2019 to not reassess (a) whether an arrangement is or contains a lease, (b) the lease classification applied to existing leases, and (c) initial direct costs.

(w) Income taxes

The Group accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures.

The Company did not accrue any liability, interest, or penalties related to uncertain tax positions in its provision for income taxes line of its consolidated statements of income for the year ended December 31, 2023 and the six-month period ended June 30, 2024. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

(x) Earnings per share

Basic earnings per share is computed by dividing net earnings attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

(y) Recent accounting pronouncements

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s unaudited interim condensed consolidated balance sheets, statements of income and comprehensive income, and statements of cash flows.